Mairs and Power Growth Fund
Mairs and Power Balanced Fund
Mairs and Power Small Cap Fund
 (the Funds)

each a Series of
Mairs and Power Funds Trust (the Trust)

Supplement dated January 25,  2013
to the Statement of Additional Information (SAI) dated April 30, 2012, as supplemented on August 1, 2012

Effective December 18, 2012, Jon A. Theobald was appointed as a member of the Board of Trustees of the Trust.  Mr. Theobald was appointed to the Board to fill a vacancy created by the resignation of Charles M. Osborne.  Andrea C. Stimmel has replaced Mr. Theobald as Chief Compliance Officer of the Trust.  Accordingly, the Trustee and Officer table beginning on page 14 of the SAI in the section entitled “Management of the Funds” is amended and restated in its entirety as shown below:

Name (Year of birth) and Address(1)	Position(s) Held with the Trust and Length of Time Served(2)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years

INTERESTED PRINCIPAL OFFICERS WHO ARE TRUSTEES

William B. Frels (1939)	President and Trustee since 1992	● Chairman of the Board of the Investment Adviser (2007 to present). ● Chief Executive Officer of the Investment Adviser (2007 to 2012).	3	Director, Mairs and Power Growth Fund, Inc. (1992 to 2011), Director, Mairs and Power Balanced Fund, Inc. (1992 to 2011)

Jon A. Theobald (1945)	Secretary since 2003; Chief Compliance Officer from 2004 to 2012; Trustee since December 2012	● Chief Executive Officer of the Investment Adviser (2012 to present) ● President of the Investment Adviser (2007 to present) ● Chief Operating Officer of the Investment Adviser (2007 to 2012) ● Chief Compliance Officer of the Investment Adviser (2004 to 2012).	3	None

INTERESTED PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

Mark L. Henneman (1961)	Vice President since 2009	● Executive Vice President of the Investment Adviser (2012 to present) ● Vice President of the Investment Adviser (2004 to 2012).	N/A	N/A

Name (Year of birth) and Address(1)	Position(s) Held with the Trust and Length of Time Served(2)	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years

Ronald L. Kaliebe (1952)	Vice President since 2009	● Vice President of the Investment Adviser (2001 to present).	N/A	N/A

Andrew R. Adams (1972)	Vice President since 2011	● Vice President of the Investment Adviser (2006 to present).	N/A	N/A

Andrea C. Stimmel (1967)	Treasurer since 2011; Chief Compliance Officer since 2012
●  Director of Operations and
        Treasurer of the Investment
        Adviser (2008 to present)
●     Chief Compliance Officer
        of the Investment Adviser
        (2012 to present)
●     Accounting Manager of the
        Investment Adviser (2004
        to 2008).
			N/A	N/A

DISINTERESTED TRUSTEES

Norbert J. Conzemius (1941)	Board Chair since February 2006; Trustee since 2000.	● Retired Chief Executive Officer, Road Rescue Incorporated.	3	Director, Mairs and Power Growth Fund, Inc. (2000 to 2011), Director, Mairs and Power Balanced Fund, Inc. (2000 to 2011)

Mary Schmid Daugherty (1958)	Trustee since December 2010; Audit Committee Chair since December 2012.	● Associate Professor, Department of Finance, University of St. Thomas (1987 to present).	3	Director, Mairs and Power Growth Fund, Inc. (2010 to 2011), Director, Mairs and Power Balanced Fund, Inc. (2010 to 2011)

Bert J. McKasy (1942)	Trustee since September 2006.	● Attorney, Lindquist & Vennum, P.L.L.P. (1994 to present).	3	Director, Mairs and Power Growth Fund, Inc. (2006 to 2011), Director, Mairs and Power Balanced Fund, Inc. (2006 to 2011)

(1)	Unless otherwise indicated, the mailing address of each officer and trustee is: W1520 First National Bank Building, 332 Minnesota Street, Saint Paul, MN 55101-1363.
(2)
Mr. Frels, Mr. Conzemius, Ms. Schmid Daugherty and Mr. McKasy served as directors of Mairs and Power Growth Fund, Inc. and Mairs and Power Balanced Fund, Inc. (together, the “Predecessor Funds”) prior to the reorganization of the Predecessor Funds into newly formed series of the Trust effective December 31, 2011. Positions listed in this column for trustees and officers prior to 2012 refer to their positions with the Predecessor Funds. Mr. Frels served as President of Mairs and Power Balanced Fund, Inc. from 1992 – 2011 and President of Mairs and Power Growth Fund, Inc. from 2004 – 2011. Each trustee serves until his or her resignation or mandatory retirement age. Each officer is elected annually and serves until his successor has been duly elected and qualified.

Investors should retain this supplement for future reference.